Summary of Significant Accounting Policies (Details) - Schedule of Noncontrolling Interest - USD ($)	Sep. 30, 2023	Mar. 31, 2023
We Healthy [Member]
Schedule of Noncontrolling Interest [Line Items]
Noncontrolling interest	$ 108,065	$ 114,212